Earning per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earning per share
Note 12 – Earning per share

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars
Basic and diluted earnings per share:
Earnings used in the calculation of basic and diluted earnings per share	52,209	51,511	24,967	16,240

Weighted average number of shares used in computing basic and diluted earnings per share	13,433,684	13,217,017	13,240,913	13,433,684

In September 2020, the Company announced the completion of a private placement to classified institutional investors in Israel of 650,000 ordinary shares for NIS 66 per share and of stock option (not listed for trading) for the purchase of up to 650,000 ordinary shares of the Company for a period of twelve months from the allotment date at an exercise price of 73 NIS. The issue of shares was taken in to account for calculation of the basic and diluted earnings per share. As of December 31, 2020, the stock options were out of the money and therefore were not included in diluted EPS.